Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 8,689,279	$ 8,203,925	$ 6,875,925
Percentage Distribution of gross premiums written	100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 5,040,000	$ 4,649,000	$ 3,794,000
Percentage Distribution of gross premiums written	58.00%	57.00%	55.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 2,592,000	$ 2,410,000	$ 1,921,000
Percentage Distribution of gross premiums written	30.00%	29.00%	28.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 720,000	$ 814,000	$ 806,000
Percentage Distribution of gross premiums written	8.00%	10.00%	12.00%
Latin America and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 223,000	$ 189,000	$ 220,000
Percentage Distribution of gross premiums written	3.00%	2.00%	3.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 114,000	$ 142,000	$ 135,000
Percentage Distribution of gross premiums written	1.00%	2.00%	2.00%
P&C
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 5,025,000	$ 4,541,000	$ 3,442,000
P&C | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	2,777,000	2,145,000	1,430,000
P&C | Catastrophe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	933,000	924,000	545,000
P&C | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	764,000	809,000	641,000
P&C | US Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	355,000	351,000	379,000
P&C | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	119,000	183,000	289,000
P&C | Motor
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	77,000	129,000	158,000
Specialty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	1,990,000	2,016,000	1,935,000
Specialty | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	0	0	4,000
Specialty | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	240,000	277,000	173,000
Specialty | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	45,000	20,000	152,000
Specialty | Financial Risks
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	634,000	510,000	568,000
Specialty | Aviation & space
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	362,000	416,000	219,000
Specialty | Energy Reinsurance
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	346,000	314,000	192,000
Specialty | Agriculture
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	101,000	205,000	468,000
Specialty | Marine
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	223,000	174,000	142,000
Specialty | Engineering
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	39,000	100,000	17,000
Life and Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 1,673,857	$ 1,646,870	$ 1,499,222